Other Long-term Liabilities, Net (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Schedule of other long-term liabilities, net
Other long-term liabilities, net, consisted of the following (in thousands):

	DECEMBER 31,
	2012	2011
Accrued insurance liability	$42,401	$39,575
Unfavorable leases, net of accumulated amortization of $21,625 and $18,891 at December 31, 2012 and 2011, respectively	57,359	62,012
PEP and Supplemental PEP obligations	102,206	93,877
Deferred gain on Sale-Leaseback Transaction, net of accumulated amortization of $1,610 at December 31, 2012	39,149	—
Other long-term liabilities	23,129	23,288
	$264,244	$218,752